CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 9.0%
Entertainment - 2.0%
Netflix Inc.	208,181	$117,436,984	*
Walt Disney Co.	423,126	40,641,252

Total Entertainment		158,078,236

Interactive Media & Services - 5.3%
Alphabet Inc., Class A Shares	1,095,853	153,529,005	*
Alphabet Inc., Class C Shares	918,184	130,198,491	*
Meta Platforms Inc., Class A Shares	361,298	140,956,802	*

Total Interactive Media & Services		424,684,298

Media - 1.1%
Comcast Corp., Class A Shares	1,947,342	90,629,297

Wireless Telecommunication Services - 0.6%
T-Mobile US Inc.	278,624	44,922,548

TOTAL COMMUNICATION SERVICES		718,314,379

CONSUMER DISCRETIONARY - 6.2%
Broadline Retail - 3.2%
Amazon.com Inc.	1,632,081	253,298,971	*

Specialty Retail - 3.0%
Home Depot Inc.	198,631	70,108,798
TJX Cos. Inc.	1,754,924	166,559,837

Total Specialty Retail		236,668,635

TOTAL CONSUMER DISCRETIONARY		489,967,606

CONSUMER STAPLES - 6.4%
Beverages - 2.0%
Coca-Cola Co.	1,239,107	73,714,476
PepsiCo Inc.	509,891	85,931,930

Total Beverages		159,646,406

Consumer Staples Distribution & Retail - 2.1%
Walmart Inc.	1,002,549	165,671,222

Food Products - 1.0%
Mondelez International Inc., Class A Shares	999,468	75,229,956

Household Products - 1.3%
Procter & Gamble Co.	666,775	104,777,024

TOTAL CONSUMER STAPLES		505,324,608

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	879,982	129,735,746
EQT Corp.	1,006,609	35,633,959
Exxon Mobil Corp.	1,083,901	111,435,862

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2024 Quarterly Report	1

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc.	2,456,072	$41,556,738
Pioneer Natural Resources Co.	412,741	94,860,264

TOTAL ENERGY		413,222,569

FINANCIALS - 17.3%
Banks - 5.1%
Bank of America Corp.	3,245,738	110,387,549
JPMorgan Chase & Co.	1,158,803	202,048,891
US Bancorp	2,096,938	87,106,805

Total Banks		399,543,245

Capital Markets - 1.7%
CME Group Inc.	327,606	67,434,419
Intercontinental Exchange Inc.	551,789	70,259,293

Total Capital Markets		137,693,712

Financial Services - 6.7%
Berkshire Hathaway Inc., Class A Shares	510	294,790,195	*
Visa Inc., Class A Shares	866,613	236,810,668

Total Financial Services		531,600,863

Insurance - 3.8%
Hartford Financial Services Group Inc.	791,382	68,818,579
Progressive Corp.	512,049	91,272,734
Travelers Cos. Inc.	671,932	142,019,548

Total Insurance		302,110,861

TOTAL FINANCIALS		1,370,948,681

HEALTH CARE - 12.7%
Biotechnology - 1.1%
AbbVie Inc.	504,770	82,984,188

Health Care Equipment & Supplies - 2.2%
Becton Dickinson & Co.	319,820	76,376,214
Stryker Corp.	291,244	97,706,537

Total Health Care Equipment & Supplies		174,082,751

Health Care Providers & Services - 1.9%
UnitedHealth Group Inc.	297,706	152,348,069

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific Inc.	227,056	122,378,643

Pharmaceuticals - 6.0%
Eli Lilly & Co.	235,774	152,218,052

See Notes to Schedule of Investments.

2	ClearBridge Appreciation Fund 2024 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Johnson & Johnson	884,747	$140,586,298
Merck & Co. Inc.	1,542,392	186,290,106

Total Pharmaceuticals		479,094,456

TOTAL HEALTH CARE		1,010,888,107

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	73,325	32,758,677
RTX Corp.	1,063,828	96,936,008

Total Aerospace & Defense		129,694,685

Air Freight & Logistics - 0.9%
United Parcel Service Inc., Class B Shares	526,719	74,741,426

Commercial Services & Supplies - 1.6%
Waste Management Inc.	694,472	128,914,837

Electrical Equipment - 1.7%
Eaton Corp. PLC	369,743	90,986,357
Emerson Electric Co.	497,371	45,623,842

Total Electrical Equipment		136,610,199

Ground Transportation - 1.2%
Canadian Pacific Kansas City Ltd.	648,187	52,159,608
Union Pacific Corp.	166,895	40,710,697

Total Ground Transportation		92,870,305

Industrial Conglomerates - 2.0%
Honeywell International Inc.	767,963	155,328,197

Professional Services - 1.6%
Automatic Data Processing Inc.	499,731	122,823,885

TOTAL INDUSTRIALS		840,983,534

INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 0.8%
Arista Networks Inc.	243,557	63,003,324	*

Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding NV, Registered Shares	125,694	109,331,155
Intel Corp.	650,545	28,025,479
Marvell Technology Inc.	484,589	32,806,675
NVIDIA Corp.	294,456	181,169,943

Total Semiconductors & Semiconductor Equipment		351,333,252

Software - 12.5%
Adobe Inc.	231,471	142,998,155	*
Microsoft Corp.	1,777,724	706,787,508

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2024 Quarterly Report	3

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
Oracle Corp.	869,246	$97,094,778
Synopsys Inc.	74,958	39,978,849	*

Total Software		986,859,290

Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc.	2,452,323	452,208,361

TOTAL INFORMATION TECHNOLOGY		1,853,404,227

MATERIALS - 5.8%
Chemicals - 3.5%
Air Products & Chemicals Inc.	122,014	31,200,200
Ecolab Inc.	293,831	58,243,181
Linde PLC	47,776	19,341,158
PPG Industries Inc.	724,355	102,163,029
Sherwin-Williams Co.	216,419	65,873,615

Total Chemicals		276,821,183

Construction Materials - 0.9%
Vulcan Materials Co.	323,595	73,135,706

Containers & Packaging - 0.7%
Crown Holdings Inc.	592,664	52,450,764

Metals & Mining - 0.7%
ArcelorMittal SA, Registered Shares	1,995,730	54,822,703

TOTAL MATERIALS		457,230,356

REAL ESTATE - 1.1%
Specialized REITs - 1.1%
American Tower Corp.	462,619	90,511,407

UTILITIES - 0.7%
Electric Utilities - 0.2%
NextEra Energy Inc.	351,725	20,621,637

Multi-Utilities - 0.5%
Sempra	512,908	36,703,696

TOTAL UTILITIES		57,325,333

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,581,827,359)		7,808,120,807

See Notes to Schedule of Investments.

4	ClearBridge Appreciation Fund 2024 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.181%	46,385,380	$46,385,380	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.277%	46,385,380	46,385,380	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $92,770,760)			92,770,760

TOTAL INVESTMENTS - 99.6% (Cost - $2,674,598,119)			7,900,891,567
Other Assets in Excess of Liabilities - 0.4%			30,792,477

TOTAL NET ASSETS - 100.0%			$7,931,684,044

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $46,385,380 and the cost was $46,385,380 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6	ClearBridge Appreciation Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Appreciation Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$7,808,120,807	—	—	$7,808,120,807
Short-Term Investments†	92,770,760	—	—	92,770,760

Total Investments	$7,900,891,567	—	—	$7,900,891,567

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$61,014,985	$100,332,540	100,332,540	$114,962,145	114,962,145	—	$815,804	—	$46,385,380

8	ClearBridge Appreciation Fund 2024 Quarterly Report